GOODWILL (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 65,180	$ 32,532
Additions (note 23)	33,699	32,325
Translation	47	323
Balance at end of year	$ 98,926	$ 65,180